Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,707,000.00
Previously Paid Amount	0.00
Total Fee Amount	511.94
Total Offset Amount	0.00
Net Fee	511.94
Narrative - Max Aggregate Offering Price	$ 3,707,000.00
Final Prospectus	true